1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Sep. 18, 2017
Cash	$ 466	$ 6	$ 11,079
Cash and marketable securities held in Trust Account	5,967,947	32,005,205
Cash withdrawn from Trust Account to pay franchise and income taxes	$ 161,430	$ 512,993